ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS – 57.8%

Aerospace/Defense – 0.6%
Spirit AeroSystems, Inc., 1.54%, (3-Month USD LIBOR + 0.80%), 06/15/21@	$639,000	$608,467

Airlines – 2.0%
Delta Air Lines, Inc., 2.60%, 12/04/20	1,930,000	1,843,498

Auto Manufacturers – 2.4%
General Motors Co., 2.54%, (3-Month USD LIBOR + 0.80%), 08/07/20@	1,452,000	1,427,132
General Motors Financial Co., Inc., 2.65%, 04/13/20	795,000	794,387
Total Auto Manufacturers		2,221,519

Banks – 6.0%
Bank of America Corp., Series L, 2.25%, 04/21/20	1,645,000	1,644,753
Citigroup, Inc., 2.07%, (3-Month USD LIBOR + 1.07%), 12/08/21@	1,433,000	1,409,790
Goldman Sachs Group, Inc. (The), 2.60%, 12/27/20	1,632,000	1,632,273
Manufacturers & Traders Trust Co., Series BKNT, 2.06%, (3-Month USD LIBOR + 0.27%), 01/25/21@	520,000	512,782
Truist Bank, Series BKNT, 1.80%, (3-Month USD LIBOR + 0.22%), 06/01/20@	400,000	398,791
Total Banks		5,598,389

Building Materials – 0.5%
Vulcan Materials Co., 1.34%, (3-Month USD LIBOR + 0.60%), 06/15/20@	430,000	426,624

Commercial Services – 2.1%
Equifax, Inc., 3.60%, 08/15/21	1,420,000	1,417,052
Equifax, Inc., 2.56%, (3-Month USD LIBOR + 0.87%), 08/15/21@	570,000	556,394
Total Commercial Services		1,973,446

Computers – 5.4%
Apple, Inc., 2.00%, 11/13/20	410,000	411,660
Dell International LLC / EMC Corp., 4.42%, 06/15/21‡	1,035,000	1,035,133
Dell, Inc., 4.63%, 04/01/21(a)	1,415,000	1,416,839
EMC Corp., 2.65%, 06/01/20	292,000	291,431
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	1,914,000	1,916,459
Total Computers		5,071,522

Diversified Financial Services – 5.3%
Air Lease Corp., 3.50%, 01/15/22	1,420,000	1,284,374
American Express Credit Corp., Series F, 1.79%, (3-Month USD LIBOR + 1.05%), 09/14/20@	611,000	607,741
Capital One Financial Corp., 2.50%, 05/12/20	1,645,000	1,644,330
International Lease Finance Corp., 8.25%, 12/15/20	1,437,000	1,426,822
Total Diversified Financial Services		4,963,267

Electric – 3.5%
Edison International, 2.40%, 09/15/22(a)	2,415,000	2,334,130
Entergy Corp., 4.00%, 07/15/22	930,000	955,602
Total Electric		3,289,732

Food – 0.7%
Tyson Foods, Inc., 2.13%, (3-Month USD LIBOR + 0.55%), 06/02/20@	692,000	690,281

Healthcare - Products – 1.4%
Zimmer Biomet Holdings, Inc., 2.70%, 04/01/20	820,000	820,000
Zimmer Biomet Holdings, Inc., 1.80%, (3-Month USD LIBOR + 0.75%), 03/19/21@	485,000	479,206
Total Healthcare - Products		1,299,206

Housewares – 1.1%
Tupperware Brands Corp., 4.75%, 06/01/21(a)	1,687,000	1,063,481

Insurance – 0.5%
American International Group, Inc., 3.38%, 08/15/20	473,000	474,151

Internet – 0.7%
Expedia Group, Inc., 5.95%, 08/15/20	660,000	651,100

Investment Companies – 0.9%
Ares Capital Corp., 3.63%, 01/19/22	946,000	887,200

Media – 2.9%
Comcast Corp., 3.13%, 07/15/22	795,000	815,514
DISH DBS Corp., 5.13%, 05/01/20	1,238,000	1,232,806
DISH DBS Corp., 6.75%, 06/01/21	654,000	666,727
Total Media		2,715,047

Miscellaneous Manufacturing – 1.6%
General Electric Co., Series MTN, 4.65%, 10/17/21	1,500,000	1,527,436

Oil & Gas – 2.9%
Occidental Petroleum Corp., 2.60%, 08/13/21	2,265,000	1,782,258
Phillips 66, 2.25%, (3-Month USD LIBOR + 0.60%), 02/26/21@	970,000	907,464
Total Oil & Gas		2,689,722

Pharmaceuticals – 2.0%
Elanco Animal Health, Inc., 4.66%, 08/27/21	1,890,000	1,881,752

Pipelines – 7.9%
Buckeye Partners LP, 4.88%, 02/01/21(a)	1,910,000	1,676,025
Energy Transfer Operating LP, 4.65%, 06/01/21	500,000	481,759
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21	1,670,000	1,648,961
NGPL PipeCo LLC, 4.38%, 08/15/22‡	465,000	444,324
NuStar Logistics LP, 6.75%, 02/01/21	935,000	751,460
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 06/01/22	1,182,000	1,081,194
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21	1,411,000	1,369,154
Total Pipelines		7,452,877

Retail – 2.0%
Dollar Tree, Inc., 2.54%, (3-Month USD LIBOR + 0.70%), 04/17/20@	90,000	89,981
QVC, Inc., 4.38%, 03/15/23	1,870,000	1,770,887
Total Retail		1,860,868

Semiconductors – 0.5%
Xilinx, Inc., 3.00%, 03/15/21	500,000	499,993

Software – 1.3%
VMware, Inc., 2.30%, 08/21/20	1,221,000	1,208,074

Telecommunications – 3.3%
AT&T, Inc., 2.30%, (3-Month USD LIBOR + 0.93%), 06/30/20@	1,930,000	1,917,512
Sprint Corp., 7.25%, 09/15/21	1,140,000	1,181,223
Total Telecommunications		3,098,735

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Investments	Shares/ Principal	Value
CORPORATE BONDS (continued)

Trucking & Leasing – 0.3%
Aviation Capital Group LLC, 2.44%, (3-Month USD LIBOR + 0.67%), 07/30/21@‡	$270,000	$255,368
Total Corporate Bonds
(Cost $57,238,906)		54,251,755

ASSET BACKED SECURITIES – 17.8%

Diversified Financial Services – 17.8%
American Express Credit Account Master Trust, Class A, Series 2017-6, 2.04%, 05/15/23	2,150,000	2,155,171
Capital One Multi-Asset Execution Trust, Class A4, Series 2017-A4, 1.99%, 07/17/23	1,400,000	1,402,145
Carmax Auto Owner Trust, Class A2A, Series 2019-2, 2.69%, 07/15/22	1,417,580	1,424,905
Citibank Credit Card Issuance Trust, Class A3, Series 2017-A3, 1.92%, 04/07/22	2,145,000	2,144,871
Discover Card Execution Note Trust, Class A, Series 2015-A2, 1.90%, 10/17/22	2,522,000	2,521,709
GM Financial Automobile Leasing Trust, Class C, Series 2018-2, 3.50%, 04/20/22	437,000	438,615
GM Financial Consumer Automobile Receivables Trust, Class B, Series 2017-3A, 2.33%, 03/16/23‡	735,000	733,472
Honda Auto Receivables Owner Trust, Class A3, Series 2017-1, 1.72%, 07/21/21	119,277	118,987
Huntington Auto Trust, Class A4, Series 2016-1, 1.93%, 04/15/22	1,056,876	1,050,095
Hyundai Auto Receivables Trust, Class B, Series 2016-B, 1.82%, 11/15/22	520,000	517,162
Santander Drive Auto Receivables Trust, Class C, Series 2017-3, 2.76%, 12/15/22	687,306	680,035
SoFi Consumer Loan Program Trust, Class A, Series 2020-1, 2.02%, 01/25/29‡	428,673	399,750
Verizon Owner Trust, Class A, Series 2017-2A, 1.92%, 12/20/21‡	574,282	572,530
World Financial Network Credit Card Master Trust, Class A, Series 2015-B, 2.55%, 06/17/24	997,000	1,001,572
World Omni Auto Receivables Trust, Class A2, Series 2018-C, 2.80%, 01/18/22	457,878	458,215
World Omni Auto Receivables Trust, Class A2, Series 2020-A, 1.71%, 11/15/22	1,030,000	1,020,559
World Omni Auto Receivables Trust, Class A3, Series 2016-A, 1.77%, 09/15/21	17,688	17,641

Total Asset Backed Securities
(Cost $16,710,605)		16,657,434

FOREIGN BONDS – 8.1%

Banks – 4.0%
Banco Bradesco SA, 5.90%, 01/16/21 (Brazil)‡	940,000	948,695
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20 (Switzerland)	1,920,000	1,918,984
HSBC Holdings PLC, 2.29%, (3-Month USD LIBOR + 0.60%), 05/18/21 (United Kingdom)@	260,000	254,707
Sumitomo Mitsui Financial Group, Inc., 2.68%, (3-Month USD LIBOR + 1.68%), 03/09/21 (Japan)@	615,000	608,461
Total Banks		3,730,847

Diversified Financial Services – 0.6%
Avolon Holdings Funding Ltd., 3.63%, 05/01/22 (Ireland)‡	705,000	625,859

Oil & Gas – 2.2%
Ecopetrol SA, 5.88%, 09/18/23 (Colombia)	1,320,000	1,318,343
Petroleos Mexicanos, 5.50%, 01/21/21 (Mexico)(a)	775,000	750,394
Total Oil & Gas		2,068,737

Pharmaceuticals – 1.3%
Bayer US Finance II LLC, 1.85%, (3-Month USD LIBOR + 0.63%), 06/25/21 (Germany)@‡	260,000	258,072
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21 (Israel)	1,000,000	960,640
Total Pharmaceuticals		1,218,712
Total Foreign Bonds
(Cost $7,996,116)		7,644,155

U.S. TREASURY NOTES – 7.3%
U.S. Treasury Note, 1.38%, 05/31/20(a)	4,835,000	4,845,260
U.S. Treasury Note, 1.75%, 10/31/20	1,938,000	1,956,888
Total U.S. Treasury Notes
(Cost $6,766,389)		6,802,148

MORTGAGE BACKED SECURITIES – 0.3%

Commercial Mortgage Backed Securities – 0.3%
Fannie Mae - Aces, Class A1, Series 2016-M1, 2.43%, 01/25/26	126,286	128,481
Fannie Mae Connecticut Avenue Securities, Class 1M1, Series 2018-C05, 1.67%, (1-Month USD LIBOR + 0.72%), 01/25/31@	45,966	45,707
Freddie Mac REMICS, Class ED, Series 2010-3645, 2.50%, 12/15/20	4,576	4,577
Freddie Mac Structured Agency Credit Risk Debt Notes, Class M1, Series 2018-DNA1, 1.40%, (1-Month USD LIBOR + 0.45%), 07/25/30@	74,402	73,449
Total Mortgage Backed Securities
(Cost $252,263)		252,214

MONEY MARKET FUND – 7.9%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.29%(b) (Cost $7,432,686)	7,432,686	7,432,686

REPURCHASE AGREEMENTS – 4.6%(c)
BofA Securities, Inc., dated 03/31/20, due 04/01/20, 0.01%, total to be received $299,609, (collateralized by various U.S. Government Agency Obligations, 0.00%-2.00%, 05/31/24-09/09/49, totaling $305,250)	$299,609	299,609
Citigroup Global Markets, Inc., dated 03/31/20, due 04/01/20, 0.02%, total to be received $1,017,293, (collateralized by various U.S. Government Agency Obligations, 2.00%-11.00%, 04/15/20-01/01/59, totaling $1,034,867)	1,017,292	1,017,292

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
Daiwa Capital Markets America, dated 03/31/20, due 04/01/20, 0.02%, total to be received $1,017,293, (collateralized by various U.S. Government Agency Obligations, 1.88%-6.50%, 03/01/22-03/01/52, totaling $1,034,603)	$1,017,292	$1,017,292
HSBC Securities USA, Inc., dated 03/31/20, due 04/01/20, 0.01%, total to be received $1,017,292, (collateralized by various U.S. Government Agency Obligations, 2.50%-8.00%, 02/01/30-03/01/56, totaling $1,034,822)	1,017,292	1,017,292
RBC Dominion Securities, Inc., dated 03/31/20, due 04/01/20, 0.01%, total to be received $1,017,292, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.13%, 07/15/20-02/20/50, totaling $1,034,899)	1,017,292	1,017,292
Total Repurchase Agreements
(Cost $4,368,777)		4,368,777

Total Investments – 103.8%
(Cost $100,765,742)		97,409,169
Liabilities in Excess of Other Assets – (3.8%)		(3,621,020)
Net Assets – 100.0%		$93,788,149

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

PLC - Public Limited Company

@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $9,089,775; the aggregate market value of the collateral held by the fund is $9,342,648. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $4,973,871.
(b)	Rate shown reflects the 7-day yield as of March 31, 2020.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2020 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2020, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$54,251,755	$–	$54,251,755
Asset Backed Securities	–	16,657,434	–	16,657,434
Foreign Bonds	–	7,644,155	–	7,644,155
U.S. Treasury Notes	–	6,802,148	–	6,802,148
Mortgage Backed Securities	–	252,214	–	252,214
Money Market Fund	7,432,686	–	–	7,432,686
Repurchase Agreements	–	4,368,777	–	4,368,777
Total	$7,432,686	$89,976,483	$–	$97,409,169

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	0.6%
Airlines	2.0
Auto Manufacturers	2.4
Banks	10.0
Building Materials	0.5
Commercial Mortgage Backed Securities	0.3
Commercial Services	2.1
Computers	5.4
Diversified Financial Services	23.7
Electric	3.5
Food	0.7
Healthcare - Products	1.4
Housewares	1.1
Insurance	0.5
Internet	0.7
Investment Companies	0.9
Media	2.9
Miscellaneous Manufacturing	1.6
Oil & Gas	5.1
Pharmaceuticals	3.3
Pipelines	7.9
Retail	2.0
Semiconductors	0.5
Software	1.3
Telecommunications	3.3
Trucking & Leasing	0.3
U.S. Treasury Notes	7.3
Money Market Fund	7.9
Repurchase Agreements	4.6
Total Investments	103.8
Liabilities in Excess of Other Assets	(3.8)
Net Assets	100.0%